Income Taxes (Tables)	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	June 30, 2021	June 30, 2020

Income tax, at applicable federal tax rate	$(2,433,121)	$(875,764)

State income tax	(374,728)	(193,697)
Change in valuation allowance	2,070,288	1,013,841
Non-deductible interest	710,560
Other	27,001	55,620
Total provision for income taxes	$-	$-

Schedule of net deferred tax
	June 30, 2021	June 30, 2020

Deferred tax assets:
Deferred revenue	$149	$38,824
Start-up and organizational costs	125,004	135,208
Stock compensation expense	522,836	453,975
Depreciation	5,148	-
Accrued Payroll	42,214	-
Charitable contributions	3,777	2,608
Net operating loss carryforwards	3,863,935	1,864,672
Gross deferred tax assets	4,563,063	2,495,287
Valuation allowance recognized for deferred tax assets	(4,225,188)	(2,154,900)
Net deferred tax assets	337,875	340,387
Deferred tax liabilities:
Depreciation	-	(11,662)
Capitalized software	(337,875)	(328,725)
Gross deferred tax liabilities	(337,875)	(340,387)
Net deferred tax assets	$-	$-